RESTRICTED CASH (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Detailed Information About Restricted Cash [Abstract]
Summary of restricted cash
Brookfield Renewable’s restricted cash is as follows:

(MILLIONS)	June 30, 2021	December 31, 2020
Operations	$227	$129
Credit obligations	102	119
Capital expenditures and development projects	63	35
Total	392	283
Less: non-current	(87)	(75)
Current	$305	$208